Goodwill and Other Intangibles Other Intangibles (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finitelived intangible assets:
Carrying Amount, Gross		$ 3,205.3	$ 2,886.3
Accumulated Amortization		(629.7)	(445.5)
Carrying Amount, Net		2,575.6	2,440.8
Indefinite lived intangible assets:
Carrying Amount, Net		97.2	180.2
Other intangibles
Carrying Amount, Gross		3,302.5	3,066.5
Carrying Amount, Net	$ 2,514.8	2,672.8	2,621.0
Impairment charges	$ 19.9	94.5		$ 32.2
Impairment of finite lived intangible assets		56.5		22.5
Impairment of indefinite lived intangible assets		$ 38.0	14.0	$ 9.7
Weighted average amortization period for finite lived intangible assets		15 years
Minimum
Other intangibles
Finite-lived intangible assets useful life		3 years
Maximum
Other intangibles
Finite-lived intangible assets useful life		20 years
Marketed products
Finitelived intangible assets:
Carrying Amount, Gross		$ 3,151.2	2,815.5
Accumulated Amortization		(599.8)	(404.4)
Carrying Amount, Net		2,551.4	2,411.1
Other
Finitelived intangible assets:
Carrying Amount, Gross		54.1	70.8
Accumulated Amortization		(29.9)	(41.1)
Carrying Amount, Net		$ 24.2	$ 29.7